FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
25.	FINANCIAL INSTRUMENTS
(a)	Fair values

Financial assets and liabilities measured at fair value are recognized according to a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy are as follows:

◾	Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
◾	Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.
◾	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

25.	FINANCIAL INSTRUMENTS (continued)
(a)	Fair values (continued)

The Company’s financial instruments measured at fair value are its investments, which include equities, warrants and Notes held. The fair value of equities held is determined using closing prices at the statement of financial position date with any unrealized gain or loss recognized in profit or loss. The Company’s equities that are subject to non-standard restrictions, warrants and notes are classified within level 2 of the fair value hierarchy. Warrants are not traded on an active exchange and are valued using the Black-Scholes option pricing model using assumptions including risk-free interest rate, expected dividend yield, expected volatility and expected remaining life of the warrant which are supported by observable market conditions. The Notes are not traded on an active exchange and are valued using the Hull-White valuation model using assumptions including coupon rate, credit spread, mean reversion, rate volatility, riskless rate curve and redemption prices.

The carrying values of other financial instruments, including cash and cash equivalents, receivables, accounts payable and accrued liabilities, lease liabilities and loans approximate their fair values due to the short-term maturity of these financial instruments.

The Company’s financial instruments carried at fair value and categorized according to the fair value hierarchy are as follows as at December 31, 2025:

	December 31, 2025			December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Investments	$8,895,559	$—	$—	$779,019	$147,000	$—
Secured notes	—	—	—	—	2,817,554	—

(b)	Financial instrument risk exposure

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has in place a planning and budgeting process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its operating and growth objectives. The Company has historically relied on the issuance of shares to fund exploration programs and may require doing so again in the future. As at December 31, 2025, the Company has total liabilities of $117,032,395 and cash and cash equivalents of $58,838,699 which is available to discharge these liabilities (December 31, 2024 – total liabilities of $7,448,306 and cash of $22,317,548).

The following table summarizes the maturity profile of the Company’s financial liabilities at December 31, 2025. The amounts presented represent the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

	Within 1 year	2-3 years	4-5 years	More than 5 years	Total
Accounts payable and accrued liabilities	$12,339,524	$—	$—	$—	$12,339,524
Lease liabilities	251,871	185,792	72,662	526	510,851
Loans payable	110,660	221,323	221,323	85,661	638,967
Reclamation and closure cost provisions	—	946,600	1,010,033	13,904,109	15,860,742
	$12,702,055	$1,353,715	$1,304,018	$13,990,296	$29,350,084

25.	FINANCIAL INSTRUMENTS (continued)
(b)	Financial instrument risk exposure (continued)

Market risks

Market risk is the risk that changes in market prices, such as commodity prices, interest rates and foreign exchange rates will affect the Company’s net earnings or the value of financial instruments. The objective of the Company is to manage and mitigate market risk exposures within acceptable limits, while maximizing returns.

(i)	Currency risk

Financial instruments that impact the Company’s net earnings or other comprehensive income due to currency fluctuation include cash accounts and accounts payable denominated in US dollars. The sensitivity of the Company’s net loss to changes in the exchange rate between the US dollar and the Canadian dollar at December 31, 2025 would change the Company’s net loss by $144,145 (December 31, 2024 - $322,434) as a result of a 10% change in the exchange rate.

(ii)	Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in market interest rates. As the Company deposits its cash and cash equivalents into demand accounts with minimal interest rates, interest rate risk is not significant.

(iii)	Commodity price risk

Commodity price risk is the potential adverse impact on earnings and economic value due to commodity price movements and volatilities. The Company is primarily exposed to gold prices, which significantly affect the value of its mineral properties and investments. As at December 31, 2025, the Company had no financial instruments subject to provisional pricing or other commodity-linked arrangements. Accordingly, a reasonably possible change in gold prices at the reporting date would not have a material impact on the Company’s net loss or comprehensive loss.

(iv)	Equity price risk

Equity price risk is the risk that the fair value of future cash flows from the Company’s financial instruments will significantly fluctuate because of changes in market prices. The Company is exposed to market risk in trading its investments in unfavorable market conditions which could result in dispositions of investments at less than favorable prices. Additionally, the Company adjusts its investments to fair value at the end of each reporting period. This process could result in write-downs of the Company’s investments over one or more reporting periods, particularly during periods of overall market instability. The sensitivity of the Company’s net loss to changes in market prices at December 31, 2025 would change the Company’s net loss by $889,556 (December 31, 2024 - $92,602) as a result of a 10% change in the market price of its investments.

There have been no changes in management’s methods for managing market risks since December 31, 2024.